Earning per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Earning per share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2017	2018	2019
Basic earnings per share calculation
Numerator:
Profit for the year attributable to the Company (in millions of RMB)	1,326	1,833	3,982
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	2,593,157,207	3,076,314,670	3,272,754,403
Basic earnings per share (in RMB)	0.51	0.60	1.22
Basic earnings per ADS (in RMB) (note)	N/A	1.19	2.43
Diluted earnings per share calculation
Numerator:
Profit for the year attributable to the Company (in millions of RMB)	1,326	1,833	3,982
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	2,593,157,207	3,076,314,670	3,272,754,403
Adjustments for share options and RSU	46,309,205	82,906,218	74,817,935
Number of shares used in computing diluted earnings per share attributable to the Company	2,639,466,412	3,159,220,888	3,347,572,338
Diluted earnings per share (in RMB)	0.50	0.58	1.19
Diluted earnings per ADS (in RMB) (note)	N/A	1.16	2.38